PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Canadian Oil	United States
	and Gas	Oil and Gas	Corporate and
	Properties	Properties	Other Assets	Total
	$	$	$	$
Cost:
Balance at January 1, 2016	33,376	16,653	179	50,208
Additions	300	225	3	528
Change in decommissioning provision	(48)	(4)	-	(52)
Foreign currency translation and other	-	(502)	-	(502)
Balance at December 31, 2016	33,628	16,372	182	50,182
Additions	405	39	5	449
Change in decommissioning provision	94	(3)	-	91
Disposals	-	-	(29)	(29)
Foreign currency translation and other	-	(1,060)	-	(1,060)
Balance at December 31, 2017	34,127	15,348	158	49,633

Disclosure of detailed information about accumulated amortization, depletion and impairment losses of property and equipment [Table Text Block]
	Canadian Oil	United States
	and Gas	Oil and Gas	Corporate and
	Properties	Properties	Other Assets	Total
	$	$	$	$
Accumulated amortization, depletion and impairment
losses:
Balance at January 1, 2016	(26,774)	(1,375)	(160)	(28,309)
Amortization and depletion	(1,248)	(380)	(5)	(1,633)
Impairment losses	(1,070)	-	-	(1,070)
Foreign currency translation and other	-	41	1	42
Balance at December 31, 2016	(29,092)	(1,714)	(164)	(30,970)
Amortization and depletion (Note 7)	(561)	(223)	(3)	(787)
Impairment losses (Note 7)	(870)	-	-	(870)
Disposals	-	-	25	25
Foreign currency translation and other	-	131	-	131
Balance at December 31, 2017	(30,523)	(1,806)	(142)	(32,471)

Disclosure of detailed information about carrying amount of property and equipment [Table Text Block]
	Canadian Oil	United States
	and Gas	Oil and Gas	Corporate and
	Properties	Properties	Other Assets	Total
	$	$	$	$
Carrying amounts:
At December 31, 2016	4,536	14,658	18	19,212
At December 31, 2017	3,604	13,542	16	17,162

Disclosure of detailed information about commodity price estimates [Table Text Block]
	Natural gas	NGL	Crude oil
	(AECO)	(Edmonton Pentanes Plus)	(Edmonton Par)
	Cdn $ / mmbtu	Cdn $ / bbl	Cdn $ / bbl
2018	2.20	76.42	70.25
2019	2.54	74.68	70.25
2020	2.88	74.38	70.31
2021	3.24	77.16	72.84
2022	3.47	79.88	75.61
2023	3.58	82.53	78.31
2024	3.66	86.14	81.93
2025	3.73	89.76	85.54
2026	3.80	92.57	88.35
2027	3.88	94.43	90.22
Each benchmark price increased on average approximately 2% thereafter